Expense Example - Class R - BlackRock GNMA Portfolio - Class R Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	$ 1,431